NOTE 14 - Convertible Loan: Schedule of Carrying Amount and Amount to be paid at Maturity of Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loan A
Schedule of Carrying Amount and Amount to be paid at Maturity of Convertible Loan
Convertible loan A	As of Maturity Date
Carrying amount	-
Amount to be paid at Maturity Date (principal + accrued interest)	1,214